Intangible assets, net - Group Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2023 USD ($)
Intangible assets, net
Total intangible assets	¥ 94,358		¥ 23,212
Less: accumulated amortization	(23,203)		(14,283)
Less: accumulated impairment	(1,377)		(1,377)
Intangible assets, net	69,778		7,552				$ 9,828
Amortization expense	8,892	$ 1,252	5,367	[1]	¥ 4,774	[1]
Impairment losses on intangible assets	0		1,377		¥ 0
License of copyright
Intangible assets, net
Total intangible assets	4,098		3,530
Purchased software
Intangible assets, net
Total intangible assets	23,264		19,115
Trademark
Intangible assets, net
Total intangible assets	44		¥ 567
Brands
Intangible assets, net
Total intangible assets	34,522
Channel relations
Intangible assets, net
Total intangible assets	¥ 32,430

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer